Canterbury Portfolio Thermostat Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
EXCHANGE-TRADED FUNDS — 86.69% Shares Fair Value
Consumer Staples Select Sector SPDR® Fund 18,585 $ 1,411,902
Energy Select Sector SPDR® Fund 23,150 1,526,048
Financial Select Sector SPDR® Fund 35,000 1,367,100
Health Care Select Sector SPDR® Fund 8,960 1,175,821
Invesco Dynamic Food & Beverage ETF 23,545 1,039,747
Invesco International Dividend Achievers ETF 68,880 1,289,434
Invesco S&P 500® Equal Weight ETF 10,100 1,571,965
iShares Global 100 ETF 18,035 1,369,758
ProShares Short MSCI Emerging Markets
(a)
92,000 1,165,640
ProShares Short Russell 2000
(a)
57,215 1,311,368
SPDR® Portfolio S&P 500® Value ETF 29,520 1,217,700
SPDR® S&P Dividend ETF 9,540 1,205,188
Technology Select Sector SPDR® Fund 8,900 1,441,533
Utilities Select Sector SPDR® Fund 17,825 1,234,381
18,327,585
Total Exchange-Traded Funds (Cost $17,787,391) 18,327,585
MONEY MARKET FUNDS - 13.93%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional
Class, 0.03%
(b)
2,945,969 2,945,969
Total Money Market Funds (Cost $2,945,969) 2,945,969
Total Investments — 100.62% (Cost $20,733,360) 21,273,554
Liabilities in Excess of Other Assets — (0.62)% (130,526)
NET ASSETS — 100.00% $ 21,143,028
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt